Transactions with Former Officer	3 Months Ended	12 Months Ended
	May 31, 2018	Feb. 28, 2018
Notes to Financial Statements
Note 15. Transactions with Former Officer

The Company was founded in 1982 and managed by Richard Pomije since at least 1987. On May 17, 2015, Mr. Pomije resigned as CEO of the Company and on June 1, 2015, he resigned as the CFO and Chairman. At that time of his resignation, the Company and the Board of Directors were not aware of any continuing employment agreement. The Company released Mr. Pomije on September 11, 2015 concurrent with his closing of the Burnsville, MN office.

On December 5, 2016, Richard Pomije filed a lawsuit against the Company. Mr. Pomije asserts an employment agreement existed and a continuing obligation of the Company in the form of a monthly salary for a 1 year term from May 18, 2015 to May 17, 2016 was due in addition to a stock subscription receivable. Mr. Pomije claims the Company owes him $260,900, which had been fully accrued for by the Company as of February 28, 2017.

On April 18, 2018, Mr. Richard Pomije was granted a judgement for the lawsuit he filed against the Company on December 5, 2016. Mr. Pomije was awarded $256,488 as damages, and $296,488 as attorney’s fees and costs, for a total award of $552,976. During the quarter ending May 31, 2018, $10,910 was paid to Mr. Richard Pomije. As at May 31, 2018, $542,066 has been accrued as payable to Mr. Pomije. The Company is in the process of filing an appeal.

The Company was founded in 1982 and managed by Richard Pomije since at least 1987. On May 17, 2015, Mr. Pomije resigned as CEO of the Company and on June 1, 2015, he resigned as the CFO and Chairman. At that time of his resignation, the Company and the Board of Directors were not aware of any continuing employment agreement. The Company released Mr. Pomije on September 11, 2015 concurrent with his closing of the Burnsville, MN office.

On December 5, 2016, Richard Pomije filed a lawsuit against the Company. Mr. Pomije asserts an employment agreement existed and a continuing obligation of the Company in the form of a monthly salary for a 1 year term from May 18, 2015 to May 17, 2016 was due in addition to a stock subscription receivable. Mr. Pomije claims the Company owes him $260,900, which had been fully accrued for by the Company as of February 28, 2017.

On April 18, 2018, Mr. Richard Pomije was granted a judgement for the lawsuit he filed against the Company on December 5, 2016. Mr. Pomije was awarded $256,488 as damages, and $296,488 as attorney’s fees and costs, for a total award of $552,976. As at February 28, 2018, $552,976 has been accrued as payable to Mr. Pomije. The Company is in the process of filing an appeal.